8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes Tables
Schedule of income taxes
	Current	Deferred	Total
Year Ended December 31, 2013:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	3,944	––	3,944
	$3,944	$––	$3,944
Year Ended December 31, 2014:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	7,080	––	7,080
	$7,080	$––	$7,080

Schedule of income tax reconciliation

	2013	2014
Computed "expected" US tax (benefit) at Federal statutory rate	$(362,095)	$41,645
Change resulting from:
State and local income taxes, net of federal income tax benefit	––	––
Valuation allowance	(126,339)	(281,039)
Non––deductible items	15,334	12,063
Expired State Net Operating Losses	477,044	234,411
Income tax expense (benefit)	$3,944	$7,080

Schedule of deferred tax assets
	2013	2014
Deferred income tax assets:
Inventories	$165,225	$132,511
Accounts receivable	235,207	143,780
Intangible assets	25,738	––
Accrued expenses	44,112	36,621
Net operating loss and tax credit carry forwards	17,977,742	17,863,473
Plant and equipment	15,018	4,629
Stock compensation	89,515	90,504
Other – investment impairments	127,855	127,855
Total deferred income tax assets	18,680,412	18,399,373
Valuation allowance	(18,680,412)	(18,399,373)
Net deferred tax assets	$––	$––